OTHER EXPENSES - OTHER OPERATING (INCOME) EXPENSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Expense [Abstract]
Disclosure of detailed information about other operating expense

For the years ended December 31,	2022	2021
Changes in provisions(i)	$8.0	$10.4
Write-down (recovery) of tax recoverables and other assets	6.6	(1.3)
Gain on discontinuation of the equity method(ii)	—	(10.2)
Care and maintenance costs(iii)	33.0	25.6
Loss (gain) on sale of other assets	1.9	(1.4)
Mark-to-market loss (gain) on deferred share compensation	1.6	(0.9)
Net mark-to-market loss on financial assets and financial liabilities	0.8	0.3
Other expenses(iv)	28.2	14.9
Other operating expenses, net	$80.1	$37.4
(i)Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.
(ii)During the second quarter of 2021, Yamana concluded that it ceased to have significant influence over its investee, Nomad Royalty Company ("Nomad"), due to no longer having representation on Nomad's board of directors, and therefore, discontinued accounting for the investment using the equity method. Yamana recorded a gain on discontinuation of the equity method of $9.2 million, calculated as the difference between the fair value and the carrying value of the investment at the date significant influence was lost. A further gain of $1.0 million relates to the Monarch Gold transaction in the first quarter of 2021. Refer to Note 6 for further details.
(iii)Amount relates to care and maintenance expenditures incurred on the Alumbrera facilities component of the MARA project, of which 43.75% are attributable to the non-controlling interests. Yamana has consolidated Alumbrera since the completion of the Agua Rica Integration Transaction on December 17, 2020.
(iv)Other expenses is comprised primarily of contributions to social and infrastructure development causes in jurisdictions where the Company is active, and business and professional transaction costs. Transaction costs of approximately $14.8 million incurred in relation to the Gold Fields and Pan American transactions are included in other expenses for the year ended December 31, 2022. Refer to Note 36 for further details on the transactions.

Change in provisions	$ 8.0	$ 10.4
Write-down (recovery) of tax recoverables and other assets	6.6	(1.3)
Gain on discontinuation of the equity method(ii)	0.0	(10.2)
Gains (losses) on disposals of other non-current assets	(1.9)	1.4
Mark-To-Market Gain (Loss) On Deferred Share Units	1.6	(0.9)
Mark-To-Market (Gain) Loss On Warrants	0.8	0.3
Other expenses	28.2	14.9
Other operating income (expense)	80.1	37.4
Disclosure Of Detailed Information About Other Operating Expense [Line Items]
(Gain) loss on discontinuation of equity method accounting	0.0	10.2
Care and maintenance costs	33.0	$ 25.6
Transaction costs	$ 14.8